Shares Issued and Outstanding (Detail) - Shares Issued and Outstanding [Member] - shares shares in Millions	Jun. 30, 2025	Dec. 31, 2024
Shares Issued and Outstanding, in million [Line Items]
Shares issued	1,948.3	1,994.7
Shares in treasury	22.1	49.6
of which [Abstract]
Buyback	22.1	49.6
Other	0.0	0.0
Shares outstanding	1,926.2	1,945.1